TAXES ON INCOME (Schedule Of Income Tax Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) before taxes as reported in the consolidated statements of operations	$ (17,243)	$ (3,819)	$ (13,495)
Statutory tax rate	23.00%	23.00%	23.00%
Theoretical tax expenses (income) on the above amount at the Israeli statutory tax rate	$ (3,966)	$ (878)	$ (3,104)
Non-deductible expenses and other permanent differences	265	(1,602)	(111)
Non-deductible expenses related to employee stock options	819	590	383
Deferred tax assets on losses and other temporary differences for which valuation allowance was provided, net	5,378	12,326	5,318
Other	50	573	132
Actual tax expense (benefit)	$ 2,446	$ 11,009	$ 2,618